Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
27.	Provisions

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2019	130	1 077	711	1 918
Effect of changes in foreign exchange rates	(2)	(13)	—	(15)
Provisions made	69	234	2	305
Provisions used	(78)	(128)	(293)	(499)
Provisions reversed	(16)	(92)	(38)	(146)
Other movements	—	(642)	(10)	(652)

Balance at 31 December 2019	103	436	372	911

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2018	153	1 383	864	2 400
Effect of changes in foreign exchange rates	(7)	(65)	(43)	(115)
Provisions made	69	195	271	535
Provisions used	(75)	(377)	(354)	(806)
Provisions reversed	(2)	(54)	—	(56)
Other movements	(8)	(5)	(27)	(40)

Balance at 31 December 2018	130	1 077	711	1 918
The restructuring provisions are primar
i
ly explained by the organizational alignments—see also Note 8
Exceptional items
. Provisions for disputes mainly relate to various disputed direct and indirect taxes and to claims from former employees.
In 2016, the European Commission announced an investigation into the alleged abuse of a dominant position by AB InBev in Belgium through certain practices aimed at restricting trade from other European Union member states to Belgium. In connection with these ongoing proceedings, AB InBev recognized a provision of 230m US dollar in 2018. On 13 May 2019, the European Commission announced that it had fined AB InBev a total of 200m euro (226m US dollar) for breaching EU antitrust rules. The fine was paid in August 2019.
Effective 1 January 2019, AB InBev adopted IFRIC 23
Uncertainty over Income Tax Treatments
 and has elected to apply IFRIC 23 retrospectively
.

T
he cumulative effect of
the
interpreta
tion was
recognized at the date of initial application and
the company
has not restated comparative periods in the year of initial application.
A
B
InBev
reviewed
the
income tax treatments in order to determine whether the interpretation could have an impact on the consolidated financial statements. In that respect, as at 31 December 2019, the company reclassified 573m US dollar of its existing income tax provisions into income tax liabilities, consistently with the current discussions held at the IFRS Interpretation Committee, which concluded that an entity is required to present assets and liabilities for uncertain tax treatments as current tax assets/liabilities or deferred tax assets/liabilities.

The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years
Restructuring	103	39	22	23	19
I ndirect taxes	107	11	37	8	51
Labor	133	30	18	77	8
Commercial	20	8	10	1	1
Environmental	1	1	—	—	—
Excise duties	12	—	10	2	—
Other disputes	163	53	98	12	—

Disputes	436	103	173	100	60
Other provisions	372	68	134	170	—

Total provisions	911	210	329	293	79
AB

InBev is subject to the greenhouse gas emission allowance trading scheme in force in the European Union and a similar scheme in South Korea. Acquired emission allowances are recognized at cost as intangible assets. To the extent that it is expected that the number of allowances needed to settle the CO
2
emissions exceeds the number of emission allowances owned, a provision is recognized. Such provision is measured at the estimated amount of the expenditure required to settle the obligation.